STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2016	$-	$-	$-	2,808,359	$-
Year ended December 31, 2017	$-	$-	$-	2,111,533	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A Summary of the status of the Company’s option grants as of December 31, 2017 and 2016 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2015	8,200,000	$0	6.0	-
Granted	2,808,359	-	5.0	-
Exercised	(8,200,000)	-	4.0	-
Forfeited	-	-	-	-
Outstanding December 31, 2016	2,808,359	$-	5.0	$-
Granted	2,111,533	$0.17	5.0	-
Exercised		$-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2017	4,919,892	$-	5.0	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average fair value at the grant date for options during the years ended December 31, 2017 and 2016 was estimated using the Black-Scholes option valuation model with the following inputs:

	2017	2016
Average expected life in years	5	5
Average risk-free interest rate	2.20%	5.00%
Average volatility	253%	100%
Dividend yield	0%	0%

Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
A summary of the status of the Company’s vested and non-vested option grants at December 31, 2017 and December 31, 2016 and the weighted average grant date fair value is presented below:

2017	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	3,410,191	$0.14	$476,080
Non-vested	1,509,701	$0.14	$211,706
Total	4,919,892	$0.14	$687,786

2016	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	2,808,359	$0.12	$73,435
Non-vested	-	0.00	$0
Total	2,808,359	$0.12	$73,435

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2017 and 2016:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2015	7,946,210	-	-
Granted during the year	12,645,476	$0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2016	20,591,686	-	-
Granted during the year	5,433,230	$0.0818	4.50
Exercised during the year	13,330,539	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	12,694,377	$0.0818	4.50

Schedule of Class of Warrant or Right, Expire in Fiscal Year [Table Text Block]	The Common stock warrants expire in the years ended December 31 as follows:
Year	Amount

2018	-
2019	-
2020	7,946,210
2021	4,748,167
2022	-
12,694,377

Stock Compensation Plan [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company estimates the fair value of warrants using the Black-Scholes pricing model with the following inputs:

	2017	2016

Average expected life in years	4.5	5.0
Average risk-free interest rate	2.20%	5.0%
Average volatility	253%	100%
Dividend yield	0%	0%